WARRANTS (Details) (USD $)		3 Months Ended	12 Months Ended
	Apr. 15, 2013	Mar. 31, 2013 Warrants	Dec. 31, 2012 Warrants
Number of Units
Balance, beginning		342,000	0
Grants		5,022,500	342,000
Balance, ending		5,364,500	342,000
Exercisable at year-end		5,364,500	342,000
Weighted-average exercise price
Exercise price of warrants	0.75	0.01	0
Grants		0.75	0.01
Exercise price of warrants	0.75	0.70	0.01
Exercisable at year-end		0.70	0.01
Weighted-Average Remaining Contractual Term (in years)
Balance, beginning		4 years 7 months 6 days
Grants			4 years 7 months 6 days
Balance, ending		1 year 7 months 6 days	4 years 7 months 6 days
Exercisable at year-end		1 year 7 months 6 days	4 years 7 months 6 days
Intrinsic value
Balance, beginning		$ 246,240
Balance, ending		$ 215,055	$ 246,240
Exercisable at year-end		$ 215,055	$ 246,240